Prudential Securities
COMMAND Account
----------------------
COMMAND Money Fund
COMMAND Government Fund
COMMAND Tax-Free Fund

ANNUAL REPORT
June 30, 1998

(LOGO)

                          LETTER TO
                          SHAREHOLDERS


June 30, 1998
Dear Shareholder:

Money market interest rates repeatedly rose and fell over the past
12 months as investors tried to determine to what extent Asian financial problems would hurt U.S. economic growth and whether the Federal Reserve would respond by changing monetary policy.
We took advantage of attractive buying
opportunities created
by shifts in market sentiment and imbalances in the supply and demand of money market securities. As a result, your
COMMAND Money, COMMAND Government and COMMAND Tax-
Free
funds produced above average yields during the year ended
June 30, 1998. For the seven-day period ended June
30,
the COMMAND Tax-Free Fund provided income equivalent to a 5.23% yield for investors in the 39.6% tax bracket.

                            FUND FACTS
                           As of 6/30/98
                                  7 Day
Net Asset         Weighted          Total Net
                               Current Yld.
Value (NAV)     Avg. Mat. (WAM)     Assets (mil.)
COMMAND Money                     5.09%
$1.00             62 days          $ 9,090.3
IBC Financial Data                4.94%
$1.00             63 days             N/A
  Money Fund Avg.
  (All Taxable)1
COMMAND                           5.18%
$1.00             47 days           $ 608.7
  Government
IBC Financial Data                4.91%
$1.00             48 days             N/A
  Total Government
  Universe2
COMMAND                           3.11%
$1.00             52 days           $ 1,333.0
  Tax-Free3
IBC Financial Data                3.03%
$1.00             41 days             N/A
  General Purpose Tax-Free
  Money Funds4

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Funds is neither insured nor guaranteed by the U.S.
government and
there can be no assurance that the Funds will be able to maintain a stable net asset value.

1. IBC Financial Data reports a seven-day current yield, WAM and
NAV on Tuesdays. This is the average seven-day current yield, NAV and WAM of all funds in the International
Business Communications Financial Data all taxable money market fund category as of June 30, 1998.

2. IBC Financial Data reports a seven-day current yield, WAM and
NAV on Tuesdays. This is the average seven-day current yield,
NAV and WAM of all funds in the international
Business
Communications Financial Data total government money fund universe as of June 30, 1998.

3. Some investors may be subject to the federal alternative minimum tax.

4. IBC Financial Data reports a seven-day current yield WAM and NAV on Tuesdays. This is the average seven-day current yield, NAV and WAM of all funds in the International Business
Communication Financial Data's stockbroker and general purpose tax-free money fund category as of June 30, 1998.

Fund Objectives.

The COMMAND Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less.

The COMMAND Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less.

The COMMAND Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the preservation of capital and maintenance of liquidity. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities and their agencies (or authorities). Some securities may be subject to the federal alternative minimum tax (AMT).

There can be no assurance that any of the Funds will achieve their respective investment objectives.

Strategy Session.

A Telling Difference.

Economic conditions in the U.S. contrasted favorably with those in
Asian countries over the past 12 months. While the U.S. economy headed toward its longest ever peacetime expansion, financial problems mounted in Asia. By the autumn, the Asian financial crisis had erupted full force, driving down money market interest rates as cash poured into safe haven investments such as U.S.
Treasuries and federal agency securities.

As 1997 drew to a close, the usual end-of-the-year supply pressures forced money market interest rates higher. This trend was also reflected in the tax-exempt market, where money managers sold securities to meet shareholder redemptions. The new year, however, brought several shifts in market sentiment that initially caused money market rates to fall sharply in January.
Some investors
believed worsening financial problems in Asia would slow U.S.
economic growth enough to require a reduction in the federal funds rate (the overnight bank lending rate) to stimulate the economy. But the continued strength of the American economy plus some "balanced" comments by Federal Reserve
Chairman Alan Greenspan
abruptly dispelled the notion that the Federal
Reserve was poised to
lower the federal funds rate. Thus money market rates began to edge higher in late February, then climbed further in March and early
April as some investors now believed the robust
U.S. economy might actually require a federal funds rate increase to keep it from overheating.

Calm After The Storm.

Finally a measure of calm descended on the money market.
Short-term rates moved neither dramatically higher nor lower for much of the spring as the Asian crisis caused the U.S.
economy to
lose steam, domestic inflation remained low and the federal funds target rate stayed at 5.50%. Large reductions in the issuance of Treasuries also kept a lid on money market rates as did continued purchases by investors seeking refuge from prolonged financial difficulties in Asia. But as the 12-month period ended, several technical market factors converged to create an opportunity that allowed us to purchase taxable money market securities at what we considered to be
"fire sale" prices.

What Went Well.
Riding Out The Wave.

As you remember, investors pushed short-term interest rates lower in January on the mistaken view that the Federal Reserve might have to cut the federal funds rate to reinvigorate a flagging U.S. economy. Fortunately, we had extended the
COMMAND Money Fund's weighted average maturity
(WAM) in December
1997 by locking in higher yielding securities that allowed us to
"ride out the wave." In other words, these attractively priced, year-end purchases let us avoid buying lower yielding securities in January. Instead, we waited until after Federal
Reserve
Chairman Greenspan's remarks in late February to purchase higher yielding, one-year term securities. Several times we employed this strategy of taking advantage of buying opportunities created by shifts in market sentiment. Our performance indicates that we were apparently quite successful.

Implementing a barbell strategy in the
COMMAND Government Fund worked well as the outlook for U.S.
monetary policy changed. Owning "near cash" securities allowed us the flexibility to buy higher yielding debt securities that could become available if the federal funds rate was increased.
On the other hand, modest purchases of one-year federal agency coupon securities reduced the Fund's reinvestment risk amid the vagaries of market direction. In the interim, we increased the Fund's holdings of floating-rate securities and reduced repurchase agreements as the day-to-day supply of collateral to back repurchase agreements shrunk.

Longer Was Better.

Early in the spring, tax-exempt money market yields surged
50 to 100 basis points as portfolio managers sold securities to meet shareholder redemptions during income tax season. (A basis point is equal to one 1/100th of a percentage point.)
As yields hovered at higher levels, we extended the COMMAND
Tax-Free Fund's WAM. This strategy worked well because the WAM remained significantly longer than its competition, which bridged over the period of sharply lower yields that usually occurs in late June and July.

We lengthened the WAM by purchasing longer-term, tax-exempt commercial paper. These maturities were priced attractively in anticipation of a federal funds rate increase. We also bought municipal asset-backed securities that have become increasingly popular with money managers because they help smooth out seasonal imbalances in the supply and demand of short-term, tax-exempt securities.

And Not So Well.
More Of The Same.

More than a year has passed since the Federal
Reserve raised the
federal funds target rate by a quarter percentage point to 5.50% on March 25, 1997. While U.S. central bankers apparently have a bias to increase the federal funds rate, economic conditions -- namely mounting inflationary pressures-- have not emerged to justify this change in monetary policy. Indeed consumer prices, excluding food and energy items, rose at a modest 2.5% annual rate in the first half of 1998. Unfortunately, a prolonged period of stable short-term interest rates will limit attractive investment opportunities for the COMMAND Money Fund and the COMMAND
Government Fund.

The One That Got Away.

Prices of shorter-term municipal money market securities fell
(and yields rose) in late May as it became increasingly clear the federal funds rate would remain unchanged. The
COMMAND Tax-Free
Fund could not take full advantage of this buying opportunity because we had already purchased attractively priced securities in late April and early May that significantly extended the
Fund's WAM.

Looking Ahead.

Moderating U.S. economic growth, subdued inflationary pressures and the prolonged economic slump in Asia will likely keep the Federal
Reserve from moving on short-term interest rates over the next several months. Still, Federal Reserve Chairman
Greenspan recently
warned that higher inflation remains more of a risk than recession in the U.S. We will manage the Funds to maintain attractive returns while waiting for more situations in which dramatic swings in market sentiment create buying opportunities that enable us to lock in higher yields.

Sincerely,

Michelle Errico Gonnella   Bernard D. Whitsett, II
Richard S. Lynes
Portfolio Manager          Portfolio Manager
Portfolio Manager
COMMAND Money Fund         COMMAND Government Fund
COMMAND Tax-Free Fund

Richard A. Redeker
President

COMMAND MONEY FUND                      Portfolio
of Investments

June 30, 1998

Principal           Description              Value
 Amount                                     (Note
1)
  (000)
             Bank Notes--4.3%
             American Express Centurion
               Bank
$  12,000(a) 5.61625%, 7/13/98..........  $
11,999,562
             First Union National Bank
   86,000    5.59%, 2/19/99.............
86,000,000
             First USA Bank
   10,000(a) 5.96406%, 7/9/98...........
10,009,144
             Key Bank N.A.
   16,000(a) 5.65406%, 7/13/98..........
16,004,808
   38,000(a) 5.54%, 7/29/98.............
37,988,276
  122,000(a) 5.52%, 9/18/98.............
121,949,639
             U.S. Bank N.A.
  103,000(a) 5.55235%, 7/15/98..........
102,978,331
                                          --------
------

386,929,760
                                          --------
------
             Certificates of Deposit - Domestic--
2.6%
             Chase Manhattan Bank
  100,000    5.62%, 7/6/98..............
100,000,000
   55,000    5.57%, 8/24/98.............
55,000,000
             First Tennessee Bank N.A.
   27,000    5.55%, 7/13/98.............
26,999,724
   27,000    5.56%, 8/6/98..............
26,999,035
   27,000    5.57%, 9/8/98..............
26,998,159
             Morgan Guaranty Trust Co.
    3,000    5.87%, 8/6/98..............
2,999,915
                                          --------
------

238,996,833
                                          --------
------
             Certificates of Deposit - Eurodollar-
-2.2%
             Abbey National Treasury
               Services PLC
  100,000    5.75%, 3/5/99..............
100,000,000
             Bayerische Hypotheken und
               Weschel Bank
   55,000    5.58%, 8/10/98.............
55,000,501
             Westdeutsche Landesbank
               Girozentrale
$  48,000    5.82%, 8/3/98..............  $
47,996,638
                                          --------
------

202,997,139
                                          --------
------
             Certificates of Deposit - Yankee--
19.2%
             Barclays Bank PLC
  191,000(a) 5.52125%, 7/2/98...........
190,861,040
   50,000    5.56%, 2/25/99.............
49,981,157
             Bayerische Hypotheken und
               Wechsel Bank
   23,000    5.94%, 10/22/98............
22,995,917
   15,000    5.675%, 3/3/99.............
14,995,658
             Bayerische Landesbank
               Girozentrale
   50,000(a) 5.5525%, 7/30/98...........
49,960,110
             Canadian Imperial Bank of
               Commerce
   12,000    5.57%, 8/3/98..............
12,000,000
  114,000    5.55%, 2/10/99.............
113,966,439
   43,000    5.705%, 3/30/99............
42,970,850
             Credit Agricole Indosuez
   82,000    5.87%, 8/10/98.............
81,995,704
   50,000    5.90%, 10/19/98............
49,992,798
   20,000    5.95%, 10/21/98............
19,997,067
   50,000    5.66%, 3/23/99.............
49,982,604
   50,000    5.74%, 4/26/99.............
49,976,474
             Credit Communal De Belgique
               S.A.
   21,000    5.58%, 8/13/98.............
21,000,000
   42,000    5.58%, 8/18/98.............
42,000,000
  103,000    5.58%, 8/24/98.............
103,000,000
   25,000    5.575%, 8/28/98............
24,999,112
             Deutsche Bank
   10,000    5.94%, 10/23/98............
9,998,209
  150,000    5.54%, 2/24/99.............
149,953,076

                                      -5-
                         See Notes to Financial
Statements appearing on page 29.

COMMAND MONEY FUND

Principal           Description              Value
 Amount                                     (Note
1)
  (000)
             Certificates of Deposit - Yankee--
(cont'd.)
             Deutsche Bank
$  25,000    5.57%, 2/26/99.............  $
24,992,116
   47,000    5.62%, 2/26/99.............
46,985,185
   47,000    5.63%, 2/26/99.............
46,973,346
   50,000    5.66%, 3/3/99..............
49,983,917
             Dresdner Bank AG
    6,000    5.76%, 7/31/98.............
5,999,317
             Rabobank Nederland N.V.
   92,000    5.50%, 2/9/99..............
91,956,850
             Societe Generale
   50,000    5.97%, 9/15/98.............
49,995,026
   29,295    5.56%, 1/19/99.............
29,253,236
             Svenska Handelsbanken
   77,000    5.60%, 9/24/98.............
77,000,896
             Westdeutsche Landesbank
               Girozentrale
  224,000    5.55%, 7/8/98..............
224,000,000
                                          --------
------

1,747,766,104
                                          --------
------
             Commercial Paper--55.7%
             American General Corp.
   12,000    5.53%, 8/31/98.............
11,887,557
   20,000    5.53%, 9/18/98.............
19,757,294
             American Honda Finance
               Corp.
   19,000    5.57%, 9/10/98.............
18,791,280
    6,000    5.57%, 9/11/98.............
5,933,160
             Aon Corp.
   10,054    5.52%, 7/7/98..............
10,044,750
   17,100    5.62%, 7/9/98..............
17,078,644
   25,000    5.55%, 7/23/98.............
24,915,208
    5,000    5.55%, 7/24/98.............
4,982,271
      773    5.56%, 7/31/98.............
769,418
    5,853    5.56%, 8/3/98..............
5,823,169
             Aristar, Inc.
   21,000    5.57%, 7/31/98.............
20,902,525
   14,000    5.60%, 8/11/98.............
13,910,711
             Associates Corp. of North
               America
$  82,000    5.53%, 7/29/98.............  $
81,647,309
   42,000    5.52%, 8/10/98.............
41,742,400
   62,000    5.52%, 9/10/98.............
61,325,027
             Associates First Capital
               Corp.
   64,000    5.52%, 8/18/98.............
63,528,960
   44,000    5.52%, 9/9/98..............
43,527,733
             Atlantic Richfield Co.
   50,000    5.55%, 9/14/98.............
49,421,875
             Bank Austria Finance, Inc.
  163,038    5.53%, 8/17/98.............
161,860,911
             Bank of Montreal
   50,000    5.473%, 7/15/98............
49,893,581
             Bank of New York Co., Inc.
   61,146    5.52%, 9/17/98.............
60,414,694
             Barton Capital Corp.
   15,000    5.75%, 7/8/98..............
14,983,229
   15,598    5.70%, 7/14/98.............
15,565,894
    6,387    5.61%, 8/13/98.............
6,344,202
   11,271    5.60%, 8/21/98.............
11,181,583
   26,192    5.62%, 8/28/98.............
25,954,846
             BBL North America, Inc.
   95,000    5.52%, 8/14/98.............
94,359,067
   65,000    5.52%, 8/21/98.............
64,491,700
             Bell Atlantic Network
               Funding Corp.
   19,000    5.56%, 7/30/98.............
18,914,901
             Beneficial Corp.
   18,000    5.59%, 7/24/98.............
17,935,715
             Centric Capital Corp.
   20,000    5.55%, 7/10/98.............
19,972,250
   60,000    5.70%, 7/20/98.............
59,819,500
    6,000    5.63%, 7/27/98.............
5,975,603
    5,750    5.57%, 8/20/98.............
5,705,517
    8,700    5.57%, 8/24/98.............
8,627,312
   22,000    5.54%, 9/22/98.............
21,718,999
   49,000    5.55%, 9/29/98.............
48,320,125

                                      -6-
                         See Notes to Financial
Statements appearing on page 29.

COMMAND MONEY FUND

Principal           Description              Value
 Amount                                     (Note
1)
  (000)
             Commercial Paper--(cont'd.)
             CIT Group Holdings, Inc.
$  37,000    5.56%, 8/5/98..............  $
36,799,994
             Coca-Cola Enterprises, Inc.
   20,000    5.55%, 7/21/98.............
19,938,333
    6,000    5.55%, 8/7/98..............
5,965,775
             Commercial Credit Co.
   39,000    5.53%, 8/19/98.............
38,706,449
   22,000    5.53%, 8/20/98.............
21,831,028
   22,000    5.53%, 9/8/98..............
21,766,818
             Commerzbank U.S. Finance,
               Inc.
   36,000    5.53%, 8/26/98.............
35,690,320
             Corestates Capital Corp.
   40,000(a) 5.61234%, 7/1/98...........
40,000,000
             Corporate Receivables Corp.
   10,000    5.60%, 7/27/98.............
9,959,556
             Countrywide Home Loan, Inc.
    9,616    5.60%, 7/28/98.............
9,575,613
    4,000    5.60%, 7/29/98.............
3,982,578
   47,000    5.60%, 7/31/98.............
46,780,667
   14,000    5.60%, 8/4/98..............
13,925,956
             Du Pont (E.I.) De Nemours &
               Co., Inc.
   35,000    5.60%, 8/12/98.............
34,771,333
             Eastman Kodak Co.
    2,000    5.57%, 8/26/98.............
1,982,671
   20,000    5.57%, 8/28/98.............
19,820,522
    5,000    5.57%, 9/1/98..............
4,952,036
   10,000    5.57%, 9/2/98..............
9,902,525
             First Chicago Financial
               Corp.
   73,000    5.52%, 8/18/98.............
72,462,720
   11,000    5.53%, 9/10/98.............
10,880,030
   20,000    5.53%, 9/11/98.............
19,778,800
             First Data Corp.
   26,000    5.57%, 7/21/98.............
25,919,544
   26,000    5.57%, 7/28/98.............
25,891,385
             Ford Motor Credit Co.
$  95,000    5.54%, 7/2/98..............  $
94,985,381
  262,000    5.53%, 7/10/98.............
261,637,785
             General Electric Capital
               Corp.
  133,000    5.48%, 7/9/98..............
132,838,036
   75,000    5.53%, 7/16/98.............
74,827,188
    6,000    5.52%, 8/19/98.............
5,954,920
  100,000    5.51%, 9/3/98..............
99,020,444
   30,000    5.51%, 9/10/98.............
29,673,992
   45,000    5.53%, 9/11/98.............
44,502,300
             General Motors Acceptance
               Corp.
  150,000    5.53%, 7/17/98.............
149,631,333
   91,310    5.58%, 7/23/98.............
90,998,633
   86,188    5.52%, 8/17/98.............
85,566,872
   88,000    5.52%, 8/18/98.............
87,352,320
             Hertz Corp.
   24,000    5.55%, 9/3/98..............
23,763,200
             Household Finance Corp.
   20,000    6.00%, 7/8/98..............
19,976,667
             ING America Insurance Holdings, Inc.
   30,718    5.51%, 7/13/98.............
30,661,581
   10,000    5.47%, 8/3/98..............
9,949,858
   11,000    5.54%, 8/21/98.............
10,913,668
             Martin Marietta Material
    9,000    5.60%, 8/6/98..............
8,949,600
             Merrill Lynch & Co., Inc.
   53,000    5.53%, 8/14/98.............
52,641,779
   93,000    5.55%, 8/25/98.............
92,211,438
             Mont Blanc Capital Corp.
   35,000    5.60%, 8/27/98.............
34,689,667
   62,592    5.57%, 9/9/98..............
61,914,094
             Monte Rosa Capital Corp.
  117,000    5.60%, 8/25/98.............
115,999,000
   14,696    5.60%, 8/27/98.............
14,565,695
   56,000    5.63%, 8/27/98.............
55,500,807

                                      -7-
                         See Notes to Financial
Statements appearing on page 29.

COMMAND MONEY FUND

Principal           Description              Value
 Amount                                     (Note
1)
  (000)
             Commercial Paper--(cont'd.)
             Morgan (J.P.) & Co., Inc.
$  23,000    5.54%, 8/24/98.............  $
22,808,870
   21,000    5.52%, 9/10/98.............
20,771,380
             Newell Co.
   32,433    5.55%, 7/17/98.............
32,352,999
             Nordbanken North America,
               Inc.
   69,000    5.52%, 8/4/98..............
68,640,280
   56,000    5.52%, 9/18/98.............
55,321,653
             Old Line Funding Corp.
   50,000    5.60%, 7/24/98.............
49,821,111
   20,000    5.60%, 7/28/98.............
19,916,000
   36,361    5.59%, 8/5/98..............
36,163,388
    9,590    5.66%, 8/28/98.............
9,502,550
             Preferred Receivables
               Funding Corp.
   16,975    5.55%, 10/5/98.............
16,723,770
             Quincy Capital Corp.
   21,870    5.60%, 7/22/98.............
21,798,558
             Safeco Corp.
   36,000    5.54%, 8/21/98.............
35,717,460
   80,000    5.54%, 8/25/98.............
79,322,889
   57,000    5.54%, 9/14/98.............
56,342,125
             Salomon Smith Barney Holdings, Inc.
   38,000    5.53%, 8/17/98.............
37,725,651
   30,000    5.55%, 8/24/98.............
29,750,250
  117,000    5.53%, 9/17/98.............
115,598,145
             SBC Finance (Delaware),
               Inc.
  300,000    5.53%, 8/24/98.............
297,511,500
             Special Purpose Accounts
               Recreation Cooperative
               Corp.
   17,000    5.62%, 8/24/98.............
16,856,690
   22,000    5.66%, 8/27/98.............
21,802,843
             Svenska Handelsbanken
   89,000    5.55%, 7/9/98..............
88,890,233
   39,000    5.53%, 8/10/98.............
38,760,367
   50,000    5.52%, 9/3/98..............
49,509,333
             Thunder Bay Funding, Inc.
$  51,000    5.68%, 7/10/98.............  $
50,927,580
   15,162    5.63%, 7/31/98.............
15,090,865
             Triple A One Funding Corp.
    2,394    5.65%, 9/4/98..............
2,369,578
             UBS Finance (Delaware),
               Inc.
   46,434    5.53%, 8/7/98..............
46,170,087
   56,000    5.53%, 8/10/98.............
55,655,911
             Windmill Funding Corp.
   98,000    5.60%, 7/27/98.............
97,603,644
   57,000    5.63%, 7/30/98.............
56,741,489
    7,482    5.59%, 8/7/98..............
7,439,014
   26,000    5.62%, 8/28/98.............
25,764,584
             Xerox Capital (Europe) PLC
   55,000    5.52%, 7/14/98.............
54,890,367
             Xerox Credit Corp.
      984    5.56%, 8/10/98.............
977,921
                                          --------
------

5,063,278,916
                                          --------
------
             Loan Participations--0.4%
             Cooper Industries, Inc.
   24,000(b) 5.65%, 7/13/98
               (cost $24,000,000;
               purchased 6/12/98).......
24,000,000
             Halliburton Corp.
   10,000(b) 5.80%, 7/21/98
               (cost $10,000,000;
               purchased 6/29/98).......
10,000,000
                                          --------
------

34,000,000
                                          --------
------
             Other Corporate Obligations--15.8%
             Abbey National Treasury
               Services PLC
   22,000    5.50%, 2/5/99..............
21,989,757
   75,000    5.72%, 6/11/99.............
74,945,694
             Associates Corp. of North
               America
   10,000(a) 5.75%, 11/15/98............
10,003,165
             General Motors Acceptance
               Corp.
   31,000(a) 5.69875%, 8/3/98...........
30,994,671
             Goldman Sachs Group L.P.
  268,000 a)(b) 5.8125%, 7/21/98
               (cost $268,000,000;
               purchased 6/26/98).......
268,000,000

                                      -8-
                         See Notes to Financial
Statements appearing on page 29.

COMMAND MONEY FUND

Principal           Description              Value
 Amount                                     (Note
1)
  (000)
             Other Corporate Obligations--
(cont'd.)
             John Deere Capital Corp.
$  54,000(a) 5.5575%, 8/10/98...........  $
53,980,205
             Liquid Asset Backed Securities Trust
  102,623(a) 5.65625%, 7/22/98..........
102,623,017
   72,500(a) 5.65625%, 7/27/98..........
72,499,690
             Merrill Lynch & Co., Inc.
   47,000(a) 5.61625%, 7/8/98...........
46,998,753
             Morgan Stanley Dean Witter
               Discover & Co., Inc.
   18,000(a) 5.85156%, 7/15/98..........
18,000,000
   33,000(a) 5.85938%, 8/14/98..........
33,000,000
             Restructured Asset
               Securities
  172,000(a) 5.64625%, 7/28/98..........
172,000,000
   23,000 a)(b) 5.6875%, 7/31/98
               (cost $23,000,000;
               purchased 4/3/98)........
23,000,000
             Short Term Repackaged Asset Trust
   94,000 a)(b) 5.67825%, 7/15/98
               (cost $94,000,000;
               purchased 12/15/97)......
94,000,000
             SMM Trust Notes 1997-X
  127,000(a) 5.65625%, 7/13/98..........
127,000,000
             Strategic Money Market Trust 1997-A
  195,000(a) 5.6875%, 9/23/98...........
195,000,000
             Strategic Money Market Trust 1998-B
   88,000(a) 5.65625%, 7/6/98...........
88,000,000
                                          --------
------

1,432,034,952
                                          --------
------
             Total Investments--100.2%
             (amortized cost
               $9,106,003,704)..........
9,106,003,704
             Liabilities in excess of
               other assets--(0.2%).....
(15,714,833)
                                          --------
------
             Net Assets--100%...........
$9,090,288,871
                                          --------
------
                                          --------
------

---------------
(a) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) Indicates a security restricted as to resale.
The aggregate cost of such
    securities is $419,000,000. The aggregate value of $419,000,000 is approximately 4.6% of net assets.
The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 1998 was as follows:

Commercial Banks............................
50.8%
Asset Backed Securities.....................
11.9
Short-Term Business Credit..................
8.6
Security Brokers & Dealers..................
7.7
Personal Credit Institutions................
5.3
Finance Lessors.............................
3.9
Fire & Marine Casualty Insurance............
2.4
Bank Holding Companies - Domestic...........
2.1
Photographic Equipment......................
1.0
Motor Vehicle Parts.........................
1.0
Mortgage Bankers............................
0.8
Accidental & Health Insurance...............
0.7
Farm Machinery & Equipment..................
0.6
Computer Rental & Leasing...................
0.6
Petroleum Refining..........................
0.5
Plastic Material - Synthetic................
0.4
Miscellaneous Furniture.....................
0.4
Life Insurance..............................
0.3
Beverages...................................
0.3
Miscellaneous Electronics, Equipment &
  Supplies..................................
0.3
Auto Rent & Leasing.........................
0.3
Telephone & Communications..................
0.2
Mining & Quarry.............................
0.1
                                              ----
-

100.2
Liabilities in excess of other assets.......   -
0.2
                                              ----
-

100.0%
                                              ----
-
                                              ----
-

                                      -9-
                         See Notes to Financial
Statements appearing on page 29.

 COMMAND MONEY FUND
 Statement of Assets and Liabilities

Assets
June 30, 1998

--------------
Investments, at amortized cost which approximates
market value..........................
$9,106,003,704
Cash..............................................
 ......................................
20,423
Receivable for Fund shares
sold..............................................
 ...........      333,778,046
Interest
receivable........................................
 .............................       46,097,349
Prepaid
expenses..........................................
 ..............................           85,162

--------------
  Total
assets............................................
 ..............................    9,485,984,684

--------------
Liabilities
Payable for Fund shares
repurchased.......................................
 ..............      391,137,256
Management fee
payable...........................................
 .......................        2,712,753
Accrued expenses and other
liabilities.......................................
 ...........        1,346,323
Distribution fee
payable...........................................
 .....................          499,481

--------------
  Total
liabilities.......................................
 ..............................      395,695,813

--------------
Net
Assets............................................
 ..................................
$9,090,288,871

--------------

--------------
Net assets were comprised of:
  Shares of beneficial interest, at
par...............................................
 ..   $   90,902,889
  Paid-in capital in excess of
par...............................................
 .......    8,999,385,982

--------------
Net assets, June 30,
1998..............................................
 .................   $9,090,288,871

--------------

--------------
Net asset value, offering price and redemption
price per share ($9,090,288,871 /
  9,090,288,871 shares of beneficial interest
($.01 par value) issued and

outstanding)......................................
 ....................................
$1.00

--------------

--------------

See Notes to Financial Statements appearing on page 29.
                                      -10-

 COMMAND MONEY FUND
 Statement of Operations

                                          Year
Ended
                                           June
30,
Net Investment Income                        1998
Income
  Interest.............................  $
454,539,249
                                        ----------
----
Expenses
  Management fee.......................
29,026,767
  Distribution fee.....................
9,920,274
  Transfer agent's fees and expenses...
2,801,000
  Registration fees....................
465,000
  Reports to shareholders..............
269,000
  Custodian's fees and expenses........
185,000
  Insurance expense....................
98,000
  Trustees' fees.......................
50,000
  Audit fee............................
30,000
  Legal fees and expenses..............
20,000
  Miscellaneous........................
46,242
                                        ----------
----
    Total expenses.....................
42,911,283
                                        ----------
----
Net investment income..................
411,627,966
                                        ----------
----
Realized Gain on Investments
Net realized gain on investment
  transactions.........................
76,865
                                        ----------
----
Net Increase in Net Assets
Resulting from Operations..............  $
411,704,831
                                        ----------
----
                                        ----------
----

 COMMAND MONEY FUND
 Statement of Changes in Net Assets

Increase (Decrease)           Year Ended June 30,
in Net Assets               1998
1997
Operations
  Net investment
    income........... $    411,627,966   $
301,906,638
  Net realized gain
    on investment
    transactions.....           76,865
168,167
                      ----------------   ---------
-------
  Net increase in net
    assets resulting
    from
    operations.......      411,704,831
302,074,805
                      ----------------   ---------
-------
Dividends and
distributions to
shareholders (Note
1)...................     (411,704,831)
(302,074,805)
                      ----------------   ---------
-------
Fund share
transactions (at $1
per share)
  Net proceeds from
    shares
    subscribed.......   40,246,065,983
30,172,770,064
  Net asset value of
    shares issued in
    reinvestment of
    dividends and
    distributions....      411,704,831
302,074,805
  Cost of shares
    reacquired.......  (38,197,384,515)
(29,154,784,207)
                      ----------------   ---------
-------
  Net increase in net
    assets from Fund
    share
    transactions.....    2,460,386,299
1,320,060,662
                      ----------------   ---------
-------
Total increase.......    2,460,386,299
1,320,060,662
Net Assets
Beginning of year....    6,629,902,572
5,309,841,910
                      ----------------   ---------
-------
End of year.......... $  9,090,288,871   $
6,629,902,572
                      ----------------   ---------
-------
                      ----------------   ---------
-------

See Notes to Financial Statements appearing on page 29.
See Notes to Financial Statements appearing on page 29.
                                      -11-

 COMMAND MONEY FUND
 Financial Highlights

Year Ended June 30,

--------------------------------------------------
----------------

1998          1997          1996          1995
1994

----------    ----------    ----------    --------
--    ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................   $    1.000    $    1.000
$    1.000    $    1.000    $    1.000
Net investment income and net realized
gains........        0.052         0.049
0.052         0.050         0.029
Dividends and distributions to
shareholders.........       (0.052)       (0.049)
(0.052)       (0.050)       (0.029)

----------    ----------    ----------    --------
--    ----------
Net asset value, end of
year........................   $    1.000    $
1.000    $    1.000    $    1.000    $    1.000

----------    ----------    ----------    --------
--    ----------

----------    ----------    ----------    --------
--    ----------
TOTAL
RETURN(a):....................................
5.31%         5.06%         5.30%         5.13%
2.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................   $9,090,289
$6,629,903    $5,309,842    $4,055,700
$2,448,201
Average net assets
(000)............................   $7,936,219
$6,078,525    $4,896,794    $3,072,284
$2,570,195
Ratios to average net assets:
  Expenses, including distribution
fees.............          .54%          .57%
 .58%          .59%          .59%
  Expenses, excluding distribution
fees.............          .42%          .44%
 .46%          .47%          .47%
  Net investment
income.............................         5.19%
4.97%         5.15%         5.09%         2.92%

---------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year
reported and includes reinvestment
    of dividends and distributions.

See Notes to Financial Statements appearing on page 29.

                        REPORT OF INDEPENDENT
ACCOUNTANTS
To the Shareholders and Trustees of
Command Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Command Money Fund (the 'Fund') at
June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
August 18, 1998
                                      -12-

COMMAND GOVERNMENT FUND                 Portfolio
of Investments

June 30, 1998

Principal           Description              Value
 Amount                                     (Note
1)
  (000)
             U.S. Government Agencies--54.7%
             Federal Farm Credit Bank--3.7%
 $  2,000    5.46%, 7/1/98.................  $
2,000,000
    1,305    5.75%, 7/1/98.................
1,305,000
   19,000    5.70%, 9/2/98.................
18,996,074
                                             -----
-------

22,301,074
                                             -----
-------
             Federal Home Loan Bank--23.6%
   43,000(a) 5.42625%, 7/4/98..............
42,995,883
   40,000(a) 5.42625%, 7/23/98.............
39,997,361
    2,500(a) 5.581%, 9/24/98...............
2,499,397
    6,000    5.80%, 10/27/98...............
5,999,069
   17,000    5.81%, 11/4/98................
16,996,791
   10,000    5.58%, 3/11/99................
10,001,183
    5,000    5.56%, 3/25/99................
4,996,577
    8,000    5.50%, 3/26/99................
7,991,549
   12,000    5.54%, 4/7/99.................
11,979,958
                                             -----
-------

143,457,768
                                             -----
-------
             Federal Home Loan Mortgage
               Corporation--3.7%
   22,500(a) 5.45625%, 7/26/98.............
22,491,070
                                             -----
-------
             Federal National Mortgage
               Association--18.8%
   25,000(a) 5.43625%, 7/15/98.............
24,999,114
   25,000(a) 5.596%, 7/20/98...............
24,996,693
   10,000    5.63%, 8/14/98................
9,997,456
   20,000    5.531%, 9/16/98...............
19,992,931
    9,500    7.05%, 12/10/98...............
9,556,933
   18,000    5.41%, 2/23/99................
17,984,233
    7,000    5.37%, 2/26/99................
6,988,134
                                             -----
-------

114,515,494
                                             -----
-------
             Student Loan Marketing Association--
4.9%
 $ 12,000(a) 5.441%, 7/16/98...............  $
11,998,904
    5,150(a) 5.321%, 8/10/98...............
5,145,919
    2,000    5.79%, 9/16/98................
2,000,958
   11,034    5.58%, 3/11/99................
11,032,104
                                             -----
-------

30,177,885
                                             -----
-------
             Total U.S. Government Agencies
               (amortized cost
               $332,943,291)...............
332,943,291
                                             -----
-------
             Repurchase Agreements(b)--44.2%
   50,000      Bear, Stearns & Co., 5.63%,
               dated 6/25/98, due 7/2/98 in
               the amount of $50,054,736
               (cost $50,000,000), value of
               collateral including accrued
               interest--$51,317,770.......
50,000,000

    2,700      Goldman, Sachs & Co., 5.57%,
               dated 6/17/98, due 7/17/98
               in the amount of $2,712,533
               (cost $2,700,000), value of
               collateral including accrued
               interest--$2,754,074........
2,700,000

   41,208      Goldman, Sachs & Co., 5.53%,
               dated 6/8/98, due 7/8/98 in
               the amount of $41,397,900
               (cost $41,208,000), value of
               collateral including accrued
               interest--$42,033,282.......
41,208,000

    1,108      Merrill Lynch, Pierce, Fenner
               & Smith, Inc., 5.75%, dated
               6/29/98, due 7/6/98 in the
               amount of $1,109,239 (cost
               $1,108,000), value of
               collateral including
               accru+ed
               interest--$1,131,647........
1,108,000

   38,017      Merrill Lynch, Pierce, Fenner
               & Smith, Inc., 5.72%, dated
               6/30/98, due 7/7/98 in the
               amount of $38,059,283 (cost
               $38,017,000), value of
               collateral including accrued
               interest--$38,778,219.......
38,017,000


                                      -13-
                         See Notes to Financial
Statements appearing on page 29.

COMMAND GOVERNMENT FUND

Principal           Description              Value
 Amount                                     (Note
1)
  (000)
 $ 11,335    Morgan (J.P.) Securities,
               Inc., 5.53%, dated 4/23/98,
               due 7/29/98 in the amount of
               $11,503,895 (cost
               $11,335,000), value of
               collateral including accrued
               interest--$11,682,469.......  $
11,335,000

    5,000    Morgan (J.P.) Securities,
               Inc., 5.53%, dated 4/24/98,
               due 7/29/98 in the amount of
               $5,073,733 (cost
               $5,000,000), value of
               collateral including accrued
               interest--$5,152,489........
5,000,000

   60,000    Morgan Stanley & Co., 5.58%,
               dated 6/24/98, due 7/1/98 in
               the amount of $60,065,100
               (cost $60,000,000), value of
               collateral including accrued
               interest--$61,286,043.......
60,000,000

    4,000    Salomon Smith Barney, 5.70%,
               dated 6/26/98, due 7/2/98 in
               the amount of $4,003,800
               (cost $4,000,000), value of
               collateral including accrued
               interest--$4,080,329........
4,000,000

 $ 18,388    Salomon Smith Barney, 5.58%,
               dated 6/24/98, due 7/1/98 in
               the amount of $18,407,951
               (cost $18,388,000), value of
               collateral including accrued
               interest--$18,757,272.......  $
18,388,000

   37,479    Salomon Smith Barney, 5.61%,
               dated 6/25/98, due 7/2/98 in
               the amount of $37,519,883
               (cost $37,479,000), value of
               collateral including accrued
               interest--$38,231,663.......
37,479,000

                                             -----
-------
             Total Repurchase Agreements
               (amortized cost
               $269,235,000)...............
269,235,000
                                             -----
-------
             Total Investments--98.9%
               (amortized cost
               $602,178,291)...............
602,178,291
             Other assets in excess of
               liabilities--1.1%...........
6,549,112
                                             -----
-------
             Net Assets--100%..............
$608,727,403
                                             -----
-------
                                             -----
-------

---------------
(a) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) Repurchase agreements are collateralized by U.S. Treasury or Federal agency obligations.
                                      -14-
                         See Notes to Financial
Statements appearing on page 29.

 COMMAND GOVERNMENT FUND
 Statement of Assets and Liabilities

Assets
June 30, 1998

-------------
Investments, at amortized cost which approximates
market value............................   $
332,943,291
Repurchase
agreements........................................
 .............................     269,235,000
Cash..............................................
 ........................................
2,092
Receivable for Fund shares
sold..............................................
 .............      21,658,793
Interest
receivable........................................
 ...............................       3,573,084
Prepaid
expenses..........................................
 ................................           7,568

-------------
  Total
assets............................................
 ................................     627,419,828

-------------
Liabilities
Payable for Fund shares
repurchased.......................................
 ................      18,083,570
Accrued expenses and other
liabilities.......................................
 .............         376,723
Management fee
payable...........................................
 .........................         198,834
Distribution fee
payable...........................................
 .......................          33,298

-------------
  Total
liabilities.......................................
 ................................      18,692,425

-------------
Net
Assets............................................
 ....................................   $
608,727,403

-------------

-------------
Net assets were comprised of:
  Shares of beneficial interest, at
par...............................................
 ....   $   6,087,274
  Paid-in capital in excess of
par...............................................
 .........     602,640,129

-------------
Net assets, June 30,
1998..............................................
 ...................   $ 608,727,403

-------------

-------------
Net asset value, offering price and redemption
price per share ($608,727,403 / 608,727,403
  shares of beneficial interest ($.01 par value)
issued and outstanding)..................
$1.00

-------------

-------------

See Notes to Financial Statements appearing on page 29.
                                      -15-

 COMMAND GOVERNMENT FUND
 Statement of Operations

                                          Year
Ended
                                           June
30,
Net Investment Income                        1998
Income
  Interest.............................  $
31,712,681
                                        ----------
----
Expenses
  Management fee.......................
2,250,774
  Distribution fee.....................
703,367
  Transfer agent's fees and expenses...
94,000
  Custodian's fees and expenses........
30,000
  Reports to shareholders..............
28,000
  Audit fee............................
27,000
  Trustees' fees.......................
23,000
  Insurance expense....................
9,000
  Legal fees and expenses..............
8,000
  Miscellaneous........................
5,819
                                        ----------
----
    Total expenses.....................
3,178,960
                                        ----------
----
Net investment income..................
28,533,721
                                        ----------
----
Realized Gain on Investments
Net realized gain on investment
  transactions.........................
50,018
                                        ----------
----
Net Increase in Net Assets
Resulting from Operations..............  $
28,583,739
                                        ----------
----
                                        ----------
----

 COMMAND GOVERNMENT FUND
 Statement of Changes in Net Assets

Increase (Decrease)           Year Ended June 30,
in Net Assets               1998
1997
Operations
  Net investment
  income............. $     28,533,721   $
25,896,199
  Net realized gain
    on investment
    transactions.....           50,018
100,048
                      ----------------   ---------
-------
  Net increase in net
    assets resulting
    from
    operations.......       28,583,739
25,996,247
                      ----------------   ---------
-------
Dividends and
distributions to
shareholders (Note
1)...................      (28,583,739)
(25,996,247)
                      ----------------   ---------
-------
Fund share
transactions (at $1
per share)
  Net proceeds from
    shares
    subscribed.......    2,601,216,630
2,583,554,167
  Net asset value of
    shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions....       28,583,739
25,996,247
  Cost of shares
  reacquired.........   (2,549,542,451)
(2,568,565,639)
                      ----------------   ---------
-------
  Net increase in net
    assets from Fund
    share
    transactions.....       80,257,918
40,984,775
                      ----------------   ---------
-------
Total increase.......       80,257,918
40,984,775
Net Assets
Beginning of year....      528,469,485
487,484,710
                      ----------------   ---------
-------
End of year.......... $    608,727,403   $
528,469,485
                      ----------------   ---------
-------
                      ----------------   ---------
-------

See Notes to Financial Statements appearing on page 29.
See Notes to Financial Statements appearing on page 29.
                                      -16-

 COMMAND GOVERNMENT FUND
 Financial Highlights

Year Ended June 30,

--------------------------------------------------
------

1998        1997        1996        1995
1994

--------    --------    --------    --------    --
------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year.........................   $  1.000    $
1.000    $  1.000    $  1.000    $  1.000
Net investment income and net realized
gains...............      0.051       0.049
0.050       0.048       0.028
Dividends and distributions to
shareholders................     (0.051)
(0.049)     (0.050)     (0.048)     (0.028)

--------    --------    --------    --------    --
------
Net asset value, end of
year...............................   $  1.000
$  1.000    $  1.000    $  1.000    $  1.000

--------    --------    --------    --------    --
------

--------    --------    --------    --------    --
------
TOTAL
RETURN(a).........................................
 ...       5.20%       4.97%       5.12%
4.89%       2.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000)..............................   $608,727
$528,469    $487,485    $404,295    $325,257
Average net assets
(000)...................................
$562,693    $534,580    $477,168    $350,458
$376,159
Ratios to average net assets:
  Expenses, including distribution
fees....................        .56%        .63%
 .68%        .65%        .63%
  Expenses, excluding distribution
fees....................        .44%        .51%
 .56%        .53%        .51%
  Net investment
income....................................
5.08%       4.84%       4.97%       4.81%
2.79%

---------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year
reported and includes reinvestment
    of dividends and distributions.

See Notes to Financial Statements appearing on page 29.

                        REPORT OF INDEPENDENT
ACCOUNTANTS
To the Shareholders and Trustees of
Command Government Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Command Government Fund (the
'Fund') at June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights
(hereafter referred to as
'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at June
30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
August 18, 1998
                                      -17-

COMMAND TAX-FREE FUND
Portfolio of Investments

June 30, 1998

  Moody's    Principal
   Rating     Amount
Value
(Unaudited)    (000)          Description (a)
(Note 1)
                          ALASKA--1.7%
                          Valdez Marine Air
                            Terminal Rev., Arco
                            Trans. Proj.,
                            T.E.C.P.,
                          3.55%, 7/15/98, Ser.
A-1(c)        $ 15,900      94A...................
$   15,900,000
                          3.70%, 7/9/98, Ser.
VMIG1            7,000      94C...................
7,000,000

--------------

22,900,000

--------------
                          CALIFORNIA--3.8%
                          California St., Gen.
                            Oblig., T.E.C.P.,
P-1             25,000    3.85%, 7/16/98..........
25,000,000
                          California Student Ln.
                            Mktg. Corp., Student
                            Ln. Rev., A.N.N.M.T.,
                          3.85%, 11/1/98, Ser.
VMIG1           25,800      93A...................
25,800,000

--------------

50,800,000

--------------
                          COLORADO--2.4%
                          Colorado Hsg. Fin.
                            Auth., Eagle Trust,
                            F.R.W.D.S.,
                          3.78%, 7/2/98, Ser.
A-1(c)          31,700      94C...................
31,700,000

--------------
                          CONNECTICUT--0.4%
                          Connecticut St. Hlth. &
                            Ed. Facs. Auth. Rev.,
                            Yale Univ., T.E.C.P.
VMIG1            3,600    3.50%, 7/8/98, Ser. S...
3,600,000
                          Connecticut St. Spec.
                            Tax Oblig.,
                            Trans. Infrastructure
                            Rev., F.R.W.D.,
                          3.50%, 7/1/98, Ser.
VMIG1            1,500      90I...................
1,500,000

--------------

5,100,000

--------------
                          DISTRICT OF COLUMBIA--
4.6%
                          Dist. of Columbia Rev.,
                            Consortium Issue,
                            F.R.W.D.,
                          3.55%, 7/2/98, Ser.
A-1(c)        $ 15,000      98....................
$   15,000,000
                          Dist. of Columbia Gen.
                            Oblig.,
                            F.R.D.D.,
                          4.00%, 7/1/98, Ser.
VMIG1            5,878      92A-5.................
5,878,000
                          F.R.D.D.,
                          4.00%, 7/1/98, Ser.
VMIG1            1,100      92A-6.................
1,100,000
                          T.R.A.N.,
                          4.50%, 9/30/98, Ser.
MIG1            24,300      98B...................
24,336,693
                          Metro. Wash. Airport
                            Rev., T.E.C.P.,
A-1(c)          15,500    3.80%, 10/26/98.........
15,500,000

--------------

61,814,693

--------------
                          FLORIDA--2.3%
                          Capital Proj. Fin. Auth.
                            Rev., Florida Hosp.
                            Assoc., F.R.W.D.,
                          4.00%, 7/1/98, Ser.
A-1+(c)          5,000      98A...................
5,000,000
                          Highlands Cnty. Hlth.
                            Fac., Adventist Hlth.
                            Sys., F.R.W.D.,
                          3.55%, 7/2/98, Ser.
VMIG1            9,800      96A...................
9,800,000
                          Putnam Cnty. Dev. Auth.,
                            Poll. Ctrl. Rev.,
                            Seminole Elec. H-3,
                            S.E.M.O.T.,
P-1             15,285    3.50%, 9/15/98..........
15,280,239

--------------

30,080,239

--------------

                                      -18-
                         See Notes to Financial
Statements appearing on page 29.

COMMAND TAX-FREE FUND

  Moody's    Principal
   Rating     Amount
Value
(Unaudited)    (000)          Description (a)
(Note 1)
                          Atlanta Urban Res.,
                            Greystone, F.R.W.D.S.,
                            A.M.T.,
                          3.85%, 7/2/98, Ser.
A-1+(c)       $ 11,662      98B...................
$   11,662,000
                          Burke Cnty. Dev. Auth.,
                            Poll. Ctrl. Rev.,
                            Oglethorpe Pwr. Corp.,
                            T.E.C.P.,
                          3.60%, 8/14/98, Ser.
VMIG1           18,900      98....................
18,900,000
                          Cobb Cnty. Dev. Auth.,
                            Institute of Nuclear
                            Pwr., F.R.W.D.,
                          3.60%, 7/1/98, Ser.
NR              10,000      98....................
10,000,000
                          Cobb Cnty. Hsg. Auth.,
                            Post Bridge Proj.,
                            F.R.W.D.,
                          3.60%, 7/1/98, Ser.
A-1+(c)         10,000      96....................
10,000,000
                          Terrell Mill II Assoc.,
                            F.R.W.D.,
                          3.75%, 7/2/98, Ser.
A-1+(c)         10,600      93....................
10,600,000
                          De Kalb Cnty. Hsg.
                            Auth., Single Family
                            Mtge. Rev.,
                            F.R.W.D.S., A.M.T.,
A-1+(c)          4,550    3.80%, 7/2/98, Ser. A...
4,550,000
                          Monroe Cnty. Dev. Auth.,
                            Poll. Ctrl. Rev.,
                            Oglethorpe Pwr. Corp.,
                            S.E.M.O.T.,
                          3.80%, 11/2/98, Ser.
NR              11,000      96....................
11,000,000
                          Municipal Elec. Auth.,
                            F.R.W.D.S.,
                          3.73%, 7/2/98, Ser.
VMIG1           12,000      39....................
12,000,000
                          Roswell Hsg. Auth., Post
                            Canyon Proj.,
                            F.R.W.D.,
                          3.60%, 7/1/98, Ser.
A-1+(c)          9,345      96....................
9,345,000
                          Willacoochee Dev. Auth.,
                            Poll. Ctrl. Rev.,
                            Langboard Inc. Proj.,
                            F.R.W.D., A.M.T.,
                          3.65%, 7/2/98, Ser.
Aa2           $ 17,000      97....................
$   17,000,000

--------------

115,057,000

--------------
                          ILLINOIS--16.0%
                          Chicago, Equipment
                            Notes, A.N.N.M.T.,
                          3.80%, 12/3/98, Ser.
VMIG1           14,000      97....................
14,000,000
                          Chicago Single Fam.
                            Mtge. Rev.,
                            A.N.N.M.T., A.M.T.,
                          3.70%, 4/1/99, Ser.
MIG1             6,500      98B...................
6,500,000
                          Chicago Stockyards Indl.
                            Proj., F.R.W.D.,
                          3.60%, 7/1/98, Ser.
A-1+(c)         13,300      96A...................
13,300,000
                          Gurnee Ind. Dev. Rev.,
                            Sterigenics Intl.
                            Proj., F.R.W.D.,
                            A.M.T.,
                          3.70%, 7/1/98, Ser.
A-1(c)           7,750      96....................
7,750,000
                          Illinois Community Sch.
Dist.,
                          Kane, McHenry, Cook & De
                            Kalb, T.A.N.,
                          4.30%, 9/23/98, Ser.
NR               7,000      97....................
7,006,280
                          Illinois Dev. Fin. Auth.
                            Rev., Adventist Hlth.
                            Sys., F.R.W.D.,
                          3.55%, 7/2/98, Ser.
VMIG1           40,165      97A...................
40,165,000
                          American College of
                            Surgeons, F.R.W.D.,
                          3.60%, 7/3/98, Ser.
A-1+(c)         15,200      96....................
15,200,000
                          Illinois Hlth. Fac.
                            Auth., Children's Mem.
                            Hosp., T.E.C.P.,
                          3.70%, 9/10/98, Ser.
VMIG1           14,500      90A...................
14,500,000

                                      -19-
                         See Notes to Financial
Statements appearing on page 29.

COMMAND TAX-FREE FUND

  Moody's    Principal
   Rating     Amount
Value
(Unaudited)    (000)          Description (a)
(Note 1)
                          ILLINOIS--(cont'd.)
                          Illinois Hlth. Fac.
                            Auth.,
                          Evanston Hosp. Corp.
                            Prog., A.N.N.M.T.,
                          3.80%, 4/30/99, Ser.
VMIG1         $ 18,000      95....................
$   18,000,000
                          3.85%, 11/30/98, Ser.
VMIG1           19,000      92....................
19,000,000
                          Servant Cor Falcon II,
                            F.R.W.D.,
                          3.60%, 7/1/98, Ser.
A-1+(c)         16,000      96A...................
16,000,000
                          Illinois Hlth. Fac. Dev.
                            Auth., Riverside Hlth.
                            Sys., F.R.W.D.,
                          3.55%, 7/2/98, Ser.
VMIG1           13,300      94....................
13,300,000
                          SSM Health Care,
                            T.E.C.P.,
                          3.70%, 8/25/98, Ser.
A-1+(c)         20,000      98B...................
20,000,000
                          Illinois Student Asst.
                            Commission, Student
                            Ln. Rev., F.R.W.D.,
                            A.M.T.,
                          3.65%, 7/1/98, Ser.
VMIG1            9,000      98A...................
9,000,000

--------------

213,721,280

--------------
                          INDIANA--1.8%
                          Indiana Ed. Fac. Auth.,
                            Wesleyan Univ.,
                            F.R.W.D.,
                          3.55%, 7/2/98, Ser.
NR               8,750      93....................
8,750,000
                          Indianapolis, Citizen
                            Gas & Coke, T.E.C.P.,
P-1              6,500    3.55%, 7/16/98..........
6,500,000
                          Mount Vernon Poll. Ctrl.
                            Rev., General Elec.
                            Co., T.E.C.P.,
                          3.75%, 8/14/98, Ser.
P-1              3,790      89A...................
3,790,000
                          Tippecanoe Sch. Corp.,
                            T.A.N.,
NR               5,500    4.00%, 12/30/98.........
5,506,878

--------------

24,546,878

--------------
                          IOWA--0.7%
                          Sergeant Bluff Dev.
                            Rev., Sioux City Brick
                            & Tile Proj.,
                            F.R.W.D., A.M.T.,
                          3.75%, 7/2/98, Ser.
NR            $  8,795      96....................
$    8,795,000

--------------
                          KENTUCKY--0.8%
                          Pendleton Cnty., Lease
                            Rev. Prog., T.E.C.P.,
                          3.55%, 8/14/98, Ser.
A-1+(c)         10,000      89....................
10,000,000

--------------
                          LOUISIANA--1.5%
                          Calcasieu Parish Ind.
                            Dev., Board Citgo
                            Corp., F.R.D.D.,
                            A.M.T.,
                          4.00%, 7/1/98, Ser.
VMIG1            2,000      96....................
2,000,000
                          West Baton Rouge Parish
                            Ind. Dist. Pound3
                            Rev.,
                            Dow Chemical Co.
                            Proj., F.R.D.D.,
                            A.M.T.,
                          4.05%, 7/1/98, Ser.
P-1              3,300      95....................
3,300,000
                          Dow Chemical Co. Proj.,
                            T.E.C.P.,
                          3.70%, 7/7/98, Ser.
P-1             14,200      91....................
14,200,000

--------------

19,500,000

--------------
                          MARYLAND--1.4%
                          Gaithersburg Econ. Dev.
Rev.,
                            Asbury Methodist
Village,
                            F.R.W.D.,
                          3.55%, 7/2/98, Ser.
A-1+(c)          8,200      97A...................
8,200,000

                                      -20-
                         See Notes to Financial
Statements appearing on page 29.

COMMAND TAX-FREE FUND

  Moody's    Principal
   Rating     Amount
Value
(Unaudited)    (000)          Description (a)
(Note 1)
                          MARYLAND--(cont'd.)
                          Montgomery Cnty., First
                            Chicago Tender Option
                            Certificates,
                            F.R.W.D.S.,
                          3.70%, 7/1/98, Ser.
VMIG1         $ 10,990      98C...................
$   10,990,000

--------------

19,190,000

--------------
                          MASSACHUSETTS--1.6%
                          First Chicago Tender
                            Option Certificate,
                            Comnwlth. of
                            Massachusetts,
                            S.E.M.O.T.S.,
                          3.95%, 12/1/98, Ser.
VMIG1            7,025      98B...................
7,025,000
                          Massachusetts Hsg. Fin.
                            Agy.,
                            Single Fam. Hsg. Rev.,
                            Ser. 5-Eagle Trust,
                            Q.T.R.O.T.S.,
                          3.80%, 9/1/98, Ser.
A-1+(c)          6,925      2103..................
6,925,000
                          Massachusetts Port
                            Auth., T.E.C.P.,
                          3.60%, 7/14/98, Ser.
P-1              7,000      96....................
7,000,000

--------------

20,950,000

--------------
                          MINNESOTA--1.6%
                          Avon Ind. Dev. Rev.,
                            Vesper Corp. Proj.,
                            F.R.W.D., A.M.T.,
                          3.80%, 7/1/98, Ser.
NR               7,225      98....................
7,225,000
                          Bloomington Port Auth.
                            Tax Rev., F.R.W.D.,
                          3.60%, 7/3/98, Ser.
VMIG1           14,000      95A...................
14,000,000

--------------

21,225,000

--------------
                          MISSISSIPI--1.3%
                          Harrison Cnty. Poll.
                            Ctrl. Rev.,
                            Mississippi Pwr. Co.
                            Proj., F.R.W.D.,
                          3.60%, 7/1/98, Ser.
A-1(c)        $ 16,750      92....................
$   16,750,000

--------------
                          MISSOURI--1.6%
                          Missouri Hsg. Dev.
                            Commission Mtge.,
                            Single Fam. Mtge.
                            Rev., A.N.N.M.T.,
                            A.M.T.,
                          3.90%, 4/1/99, Ser.
SP-1+(c)         7,565      98C...................
7,565,000
                          St. Charles Cnty. Ind.
                            Dev. Auth., Cedar
                            Ridge Apts., F.R.W.D.,
                          3.60%, 7/1/98, Ser.
A-1+(c)         14,225      88A...................
14,225,000

--------------

21,790,000

--------------
                          NEW HAMPSHIRE--0.8%
                          New Hampshire Bus. Fin.
Auth.,
                            New England Pwr. Co.
Proj.,
                            T.E.C.P.,
                          3.75%, 7/31/98, Ser.
VMIG1           10,500      90B...................
10,500,000

--------------
                          NEW JERSEY--0.8%
                          New Jersey Econ. Dev.
                            Auth. Rev., 865
                            Centennial Ave. Proj.,
                            F.R.W.D., A.M.T.,
                          3.68%, 7/2/98, Ser.
A-1+(c)          3,050      85....................
3,050,000
                          Newark Recycling Fac.,
                            A.N.N.M.T.,
                          3.95%, 12/15/98, Ser.
A-1+(c)          7,700      97....................
7,700,000

--------------

10,750,000

--------------

                                      -21-
                         See Notes to Financial
Statements appearing on page 29.

COMMAND TAX-FREE FUND

  Moody's    Principal
   Rating     Amount
Value
(Unaudited)    (000)          Description (a)
(Note 1)
                          NEW YORK--2.7%
                          Long Island Pwr. & Elec.
                            Auth.,
                          3.68%, 7/1/98, Ser.
A-1(c)        $  6,000      1998-52...............
$    6,000,000
                          New York City, Gen.
                            Oblig., T.E.C.P.,
                          3.55%, 8/27/98, Ser.
VMIG1           17,000      J3....................
17,000,000
                          New York Pwr. Auth.,
                            T.E.C.P.,
                          3.75%, 8/10/98, Ser.
P-1             12,650      2.....................
12,650,000

--------------

35,650,000

--------------
                          NORTH CAROLINA--0.5%
                          Rockingham Cnty. Ind.
                            Facs.,
                            Poll. Ctrl. Rev.,
                            Phillip Morris Proj.,
                            F.R.W.D.,
P-1              7,200    3.80%, 7/1/98...........
7,200,000

--------------
                          OHIO--3.8%
                          Cincinnati, T.A.N.,
NR               6,720    4.08%, 12/31/98.........
6,735,640
                          Clinton Cnty. Hosp.
                            Rev., Ohio Hosp.
                            Capital Inc.,
                            F.R.W.D.,
                          3.65%, 7/1/98, Ser.
A-1+(c)          8,000      98....................
8,000,000
                          Mahoning Cnty. Hosp.
                            Rev., Forum Hlth.
                            Oblig. Grp. B,
                            F.R.W.D.,
                          3.55%, 7/2/98, Ser.
VMIG1           11,600      97B...................
11,600,000
                          Medina Cnty. Hsg. Rev.,
                            Oaks At Medina Proj.,
                            F.R.W.D.,
NR               9,650    3.60%, 7/2/98...........
9,650,000
                          Montgomery Cnty. Rev.,
                            Miami Valley Hosp.,
                            T.E.C.P.,
                          3.55%, 7/16/98, Ser.
VMIG1         $ 15,000      98B...................
$   15,000,000

--------------

50,985,640

--------------
                          OKLAHOMA--0.4%
                          Muskogee Ind. Trust,
                            Muskogee Mall Proj.,
                            F.R.W.D.,
                          3.85%, 7/1/98, Ser.
VMIG1            5,200      85....................
5,200,000

--------------
                          OREGON--3.0%
                          Klamath Falls Elec.
                            Rev., Salt Caves
                            Hydroelectric,
                            A.N.N.M.T.,
                          3.80%, 5/3/99, Ser.
SP-1+(c)        40,000      86A...................
40,000,000

--------------
                          PENNSYLVANIA--5.1%
                          Dauphin Cnty. Gen. Auth.
Rev.,
                            Ed. & Hlth. Prog.,
F.R.W.D.,
                          3.60%, 7/2/98, Ser.
VMIG1           23,800      97....................
23,800,000
                          Emmaus Gen. Auth.,
                            F.R.W.D.,
                          3.55%, 7/1/98, Ser.
A-1+(c)         11,900      96....................
11,900,000
                          Montgomery Cnty., Higher
                            Ed. & Hlth. Auth.
                            Rev., F.R.W.D.,
                          3.60%, 7/1/98, Ser.
A-1(c)          19,790      96A...................
19,790,000
                          Philadelphia Water &
                            Waste Proj.,
                            A.N.N.M.T.,
VMIG1           12,900    3.82%, 8/5/98, Ser. B...
12,899,951

--------------

68,389,951

--------------
                          PUERTO RICO--0.6%
                          Puerto Rico Elec. Pwr.
                            Auth., F.R.W.D.S.,
                          3.45%, 7/1/98, Ser.
A-1+(c)          8,000      SGA43.................
8,000,000

--------------

                                      -22-
                         See Notes to Financial
Statements appearing on page 29.

COMMAND TAX-FREE FUND

  Moody's    Principal
   Rating     Amount
Value
(Unaudited)    (000)          Description (a)
(Note 1)
                          RHODE ISLAND--0.8%
                          Rhode Island Student Ln.
                            Auth., Student Ln.
                            Pgrm. Rev. Proj.,
                            F.R.W.D., A.M.T.,
                          3.55%, 7/1/98, Ser.
A-1+(c)       $ 10,000      96-2..................
$   10,000,000

--------------
                          SOUTH CAROLINA--4.7%
                          South Carolina Ed. Fac.
Auth.,
                            Presbyterian College,
F.R.W.D.,
                          3.60%, 7/9/98, Ser.
NR              11,630      98....................
11,630,000
                          South Carolina Pub. Svc.
                            Auth., T.E.C.P.,
P-1             15,000    3.55%, 7/16/98..........
15,000,000
P-1             10,000    3.55%, 7/24/98..........
10,000,000
P-1             25,900    3.55%, 8/13/98..........
25,900,000

--------------

62,530,000

--------------
                          SOUTH DAKOTA--2.3%
                          Brookings Sch. Dist.,
                            Cert. of Part.,
                            Q.T.R.M.T.,
                          3.85%, 10/29/98, Ser.
NR              12,210      97....................
12,210,000
                          South Dakota Hlth. & Ed.
                            Fac. Auth., Sioux
                            Valley Hosp. & Hlth.
                            Rev., F.R.W.D.,
                          3.60%, 7/3/98, Ser.
VMIG1            9,860      97....................
9,860,000
                          South Dakota Hsg. Dev.
Auth.,
                            Homeownership Mtg.,
A.M.T.,
                          3.95%, 8/13/98, Ser.
MIG1             8,000      G.....................
8,000,000

--------------

30,070,000

--------------
                          TENNESSEE--3.6%
                          Dickson Cnty.,
                            Renaissance Learning
                            Cent. Rev., F.R.W.D.,
                          3.60%, 7/1/98, Ser.
Aa3           $  7,000      97....................
$    7,000,000
                          Montgomery Cnty. Pub.
                            Bldg. Auth., Cnty. Ln.
                            Pool, F.R.W.D.,
                          3.60%, 7/2/98, Ser.
VMIG1           17,250      97....................
17,250,000
                          Nashville & Davidson
                            Co., Crossing
                            Multifam. Hsg. Proj.,
                            F.R.W.D.,
A-1+(c)          8,540    3.65%, 7/2/98, Ser. A...
8,540,000
                          Shelby Cnty., T.E.C.P.,
                          3.55%, 7/24/98, Ser.
A-1+(c)         15,000      A.....................
15,000,000

--------------

47,790,000

--------------
                          TEXAS--8.6%
                          Brazos Harbor Nav.
                            Dist., Dow Chemical
                            Co. Proj., T.E.C.P.,
                          3.85%, 7/1/98, Ser.
P-1             16,100      91....................
16,100,000
                          F.R.D.D., A.M.T.,
                          4.05%, 7/1/98, Ser.
P-1              1,300      97....................
1,300,000
                          Collin Cnty. Hsg. Fin.
                            Corp., Huntington
                            Apts. Proj., F.R.W.D.,
                          3.68%, 7/2/98, Ser.
A-1(c)           6,155      96....................
6,155,000
                          Greater Texas Student
                            Ln. Rev. Rfdg.,
                            A.N.N.M.T., A.M.T.,
                          3.60%, 3/1/99, Ser.
VMIG1           30,500      96A...................
30,500,000

                                      -23-
                         See Notes to Financial
Statements appearing on page 29.

COMMAND TAX-FREE FUND

  Moody's    Principal
   Rating     Amount
Value
(Unaudited)    (000)          Description (a)
(Note 1)
                          TEXAS--(cont'd.)
                          Guadalupe Blanco River
Auth.,
                            BOC Group Inc.,
F.R.W.D.,
                          3.55%, 7/2/98, Ser.
NR            $ 13,800      1993..................
$   13,800,000
                          Houston Water & Swr.
                            Sys., Eagle Trust
                            Proj., F.R.W.D.S.,
                          3.68%, 7/2/98, Ser.
A-1+(c)         14,005      4305..................
14,005,000
                          San Antonio Elec. & Gas,
                            T.E.C.P.,
                          3.75%, 8/18/98, Ser.
P-1              8,100      A.....................
8,100,000
                          Texas State, T.R.A.N.,
                          4.75%, 8/31/98, Ser.
MIG1            18,000      97....................
18,030,585
                          Waller Cnty. Ind. Dev.
                            Corp., McKesson Water
                            Prod., F.R.W.D.,
                            A.M.T.,
                          4.45%, 7/1/98, Ser.
A-2(c)           6,000      96....................
6,000,000

--------------

113,990,585

--------------
                          UTAH--2.3%
                          Intermountain Pwr. Agy.,
                            T.E.C.P.,
                          3.70%, 7/10/98, Ser.
A-1(c)           7,000      B.....................
7,000,000
                          3.80%, 7/28/98, Ser.
A-1(c)          11,300      B.....................
11,300,000
                          Utah, Gen. Oblig.,
                            T.E.C.P.,
P-1             12,600    3.55%, 7/14/98..........
12,600,000

--------------

30,900,000

--------------
                          VIRGINIA--1.6%
                          Campbell Cnty. Ind. Dev.
                            Auth. Rev., Hadson
                            Pwr., F.R.D.D.,
                            A.M.T.,
                          4.05%, 7/1/98, Ser.
Aa2              2,700      90A...................
2,700,000
                          Harrisonburg Redev. &
                            Hsg. Auth., Multifam.
                            Hsg. Rev., F.R.W.D.,
                          3.55%, 7/2/98, Ser.
VMIG1         $ 18,555      91A...................
$   18,555,000

--------------

21,255,000

--------------
                          WASHINGTON--2.5%
                          Pierce Cnty. Econ. Dev.
                            Corp., Sealand Inc.,
                            F.R.W.D.,
                          3.55%, 7/2/98, Ser.
NR              10,000      96....................
10,000,000
                          Seattle Hsg. Auth. Rev.,
                            Holly Park Proj.,
                            F.R.W.D., A.M.T.,
                          3.75%, 7/1/98, Ser.
Aa2              9,200      97....................
9,200,000
                          Washington Hsg. Fin.
                            Commission, Anchor
                            Village Apts. Proj.,
                            F.R.W.D., A.M.T.,
                          3.70%, 7/2/98, Ser.
A-1+(c)         10,750      97....................
10,750,000
                          Yakima Cnty. Pub. Corp.
                            Ind. Rev., Cowiche
                            Grovers Proj.,
                            F.R.W.D., A.M.T.,
                          3.75%, 7/2/98, Ser.
NR               4,000      98....................
4,000,000

--------------

33,950,000

--------------
                          WEST VIRGINIA--1.4%
                          Grant Cnty. Solid Waste
                            Rev., Vepco, T.E.C.P.,
                            A.M.T.,
                          3.80%, 7/30/98, Ser.
VMIG1           10,000      96....................
10,000,000
                          West Virginia Pub.
                            Energy Auth. Rev.,
                            Morgantown Energy,
                            T.E.C.P., A.M.T.,
                          3.80%, 8/14/98, Ser.
A-1+(c)          9,000      89A...................
9,000,000

--------------

19,000,000

--------------

                                      -24-
                         See Notes to Financial
Statements appearing on page 29.

COMMAND TAX-FREE FUND

  Moody's    Principal
   Rating     Amount
Value
(Unaudited)    (000)          Description (a)
(Note 1)
                          WISCONSIN--0.7%
                          Wisconsin State, Gen.
                            Oblig., T.E.C.P.,
                          3.55%, 7/15/98, Ser.
P-1           $  9,878      97A...................
$    9,878,000

--------------
                          WYOMING--1.4%
                          Converse Cnty. Poll.
Ctrl. Rev.,
                            Pacificorp, T.E.C.P.,
                          3.70%, 7/28/98, Ser.
VMIG1           10,000      92....................
10,000,000
                          Sweetwater Cnty. Poll.
                            Ctrl. Rev., Pacificorp
                            Proj., T.E.C.P.,
VMIG1            9,335    3.55%, 7/29/98..........
9,335,000

--------------

19,335,000

--------------
                          Total Investments--99.7%
                          (cost $1,329,294,266)...
1,329,294,266
                          Other assets in excess
                            of
                            liabilities--0.3%.....
3,690,988

--------------
                          Net Assets--100%........
$1,332,985,254

--------------

--------------

---------------
(a) The following abbreviations are used in portfolio descriptions:
  A.M.T.--Alternative Minimum Tax.
  A.N.N.M.T.--Annual Mandatory Tender.
  B.A.N.--Bond Anticipation Note.
  F.R.D.D.--Floating Rate (Daily) Demand Note(b).
  F.R.W.D.--Floating Rate (Weekly) Demand Note(b).
  F.R.W.D.S.--Floating Rate (Weekly) Demand--
Synthetic Note(b).
  Q.T.R.M.T.--Quarterly Monthly Tender.
  Q.T.R.O.T.S.--Quarterly Optional Tender--
Synthetic(b).
  S.E.M.O.T.--Semi-Annual Optional Tender.
  S.E.M.O.T.S.--Quarterly Optional Tender--
Synthetic.
  T.A.N.--Tax Anticipation Note.
  T.E.C.P.--Tax Exempt Commercial Paper.
T.R.A.N.--Tax and Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate
    Demand Notes is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Standard & Poor's rating.
NR--Not Rated by Moody's or Standard & Poor's.

                                      -25-
                         See Notes to Financial
Statements appearing on page 29.

 COMMAND TAX-FREE FUND
 Statement of Assets and Liabilities

Assets
June 30, 1998

--------------
Investments, at amortized cost which approximates
market value..........................
$1,329,294,266
Receivable for Fund shares
sold..............................................
 ...........       31,058,909
Interest
receivable........................................
 .............................       10,125,728
Receivable for investments
sold..............................................
 ...........        9,100,000
Prepaid
expenses..........................................
 ..............................           17,291

--------------
  Total
assets............................................
 ..............................    1,379,596,194

--------------
Liabilities
Payable for Fund shares
repurchased.......................................
 ..............       30,000,917
Bank
overdraft.........................................
 .................................       13,326,944
Payable for investments
purchased.........................................
 ..............        2,200,000
Accrued
expenses..........................................
 ..............................          518,408
Management fee
payable...........................................
 .......................          490,516
Distribution fee
payable...........................................
 .....................           74,155

--------------
  Total
liabilities.......................................
 ..............................       46,610,940

--------------
Net
Assets............................................
 ..................................
$1,332,985,254

--------------

--------------
Net assets were comprised of:
  Shares of beneficial interest, at
par...............................................
 ..   $   13,329,853
  Paid-in capital in excess of
par...............................................
 .......    1,319,655,401

--------------
Net assets, June 30,
1998..............................................
 .................   $1,332,985,254

--------------

--------------
Net asset value, offering price and redemption
price per share ($1,332,985,254 /
  1,332,985,254 shares of beneficial interest
($.01 par value) issued and

outstanding)......................................
 ....................................
$1.00

--------------

--------------

See Notes to Financial Statements appearing on page 29.
                                      -26-

 COMMAND TAX-FREE FUND
 Statement of Operations

                                          Year
Ended
                                           June
30,
Net Investment Income                        1998
Income
  Interest.............................  $
47,366,829
                                        ----------
----
Expenses
  Management fee.......................
5,671,955
  Distribution fee.....................
1,598,985
  Transfer agent's fees................
185,000
  Custodian's fees and expenses........
70,000
  Reports to shareholders..............
32,000
  Trustees' fees.......................
27,000
  Audit fee............................
27,000
  Insurance expense....................
17,000
  Legal fees and expenses..............
10,000
  Miscellaneous........................
8,343
                                        ----------
----
    Total expenses.....................
7,647,283
    Less: custodian fee credit.........
(74,021)
                                        ----------
----
    Net expenses.......................
7,573,262
                                        ----------
----
Net investment income..................
39,793,567
                                        ----------
----
Realized Gain on Investments
Net realized gain on investment
  transactions.........................
6,522
                                        ----------
----
Net Increase in Net Assets
Resulting from Operations..............  $
39,800,089
                                        ----------
----
                                        ----------
----

 COMMAND TAX-FREE FUND
 Statement of Changes in Net Assets

Increase (Decrease)           Year Ended June 30,
in Net Assets               1998
1997
Operations
  Net investment
  income............. $     39,793,567   $
35,446,503
  Net realized gain
    on investment
    transactions.....            6,522
8,700
                      ----------------   ---------
-------
  Net increase in net
    assets resulting
    from
    operations.......       39,800,089
35,455,203
                      ----------------   ---------
-------
Dividends and
distributions to
shareholders (Note
1)...................      (39,800,089)
(35,455,203)
                      ----------------   ---------
-------
Fund share
transactions (at $1
per share)
  Net proceeds from
    shares
    subscribed.......    5,269,527,972
4,862,507,754
  Net asset value of
    shares issued in
    reinvestment of
    dividends and
    distributions....       39,800,089
35,455,203
  Cost of shares
  reacquired.........   (5,105,855,856)
(4,925,385,345)
                      ----------------   ---------
-------
  Net increase
    (decrease) in net
    assets from Fund
    share
    transactions.....      203,472,205
(27,422,388)
                      ----------------   ---------
-------
Total increase
(decrease)...........      203,472,205
(27,422,388)
Net Assets
Beginning of year....    1,129,513,049
1,156,935,437
                      ----------------   ---------
-------
End of year.......... $  1,332,985,254   $
1,129,513,049
                      ----------------   ---------
-------
                      ----------------   ---------
-------

See Notes to Financial Statements appearing on page 29.
See Notes to Financial Statements appearing on page 29.
                                      -27-

 COMMAND TAX-FREE FUND
 Financial Highlights

Year Ended June 30,

--------------------------------------------------
---------------

1998           1997          1996          1995
1994

----------     ----------    ----------    -------
---    --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................   $    1.000     $    1.000
$    1.000    $    1.000    $  1.000
Net investment income and net realized
gains........        0.031          0.030
0.031         0.032       0.020
Dividends and distributions to
shareholders.........       (0.031)        (0.030)
(0.031)       (0.032)     (0.020)

----------     ----------    ----------    -------
---    --------
Net asset value, end of
year........................   $    1.000     $
1.000    $    1.000    $    1.000    $  1.000

----------     ----------    ----------    -------
---    --------

----------     ----------    ----------    -------
---    --------
TOTAL
RETURN(a).....................................
3.16%          3.05%         3.12%         3.29%
1.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................   $1,332,985
$1,129,513    $1,156,935    $1,055,568    $847,602
Average net assets
(000)............................   $1,279,188
$1,181,084    $1,134,257    $  926,888    $908,421
Ratios to average net assets:
  Expenses, including distribution
fees.............          .60%           .64%
 .66%          .66%        .65%
  Expenses, excluding distribution
fees.............          .47%           .51%
 .54%          .54%        .53%
  Net investment
income.............................         3.11%
3.00%         3.06%         3.05%       1.96%

---------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year
reported and includes reinvestment
    of dividends and distributions.

See Notes to Financial Statements appearing on page 29.

                        REPORT OF INDEPENDENT
ACCOUNTANTS
To the Shareholders and Trustees of
Command Tax-Free Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Command Tax-Free Fund (the 'Fund') at June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
August 18, 1998
                                      -28-

 COMMAND FUNDS
 Notes to Financial Statements

   Command Money Fund, Command Government Fund and
Command Tax-Free Fund (each a
'Fund' and collectively, the 'Funds') are each registered under the Investment
Company Act of 1940 as an open-end, diversified management investment company whose shares are offered exclusively to participants in the Prudential
Securities Command Account Program of Prudential
Securities Incorporated
(Prudential Securities). The Command Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less.
The Command Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less. The
Command Tax-Free Fund seeks high
current income that is exempt from federal income taxes, consistent with the preservation of capital and maintenance of liquidity. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities and their agencies (or authorities). Some securities may be subject to the federal alternative minimum tax (AMT). The Funds invest in a portfolio of money market instruments whose ratings are within the two highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic and/or political developments in a specific industry, state or region.

Note 1. Accounting            The following is a
summary
Policies                      of significant
accounting poli-
                              cies followed by the
Funds in the preparation of
their financial statements.

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. All securities are valued as of 4:30 p.m., New York time.

   In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

The Fund may hold up to 10% of its net assets in illiquid securities, inlcuding those which are restricted as to disposition under securities law ('restricted securities'). None of the issues of restricted securities held by the Fund at June 30, 1998 include registration rights under which the Fund may demand registration by the issuer.

Securities Transactions and Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis.
Interest income is recorded on the
accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management. The cost of portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Federal Income Taxes: Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to its shareholders.
Therefore, no federal income tax provision is required.

Dividends: Each Fund declares all of its net investment income as dividends daily to its shareholders of record at the time of such declaration. Dividends are reinvested daily into additional full and fractional shares of the respective Fund at the net asset value per share determined on the date of declaration. Net investment income for dividend purposes includes accrued interest and amortization of premiums and discounts, plus or minus any gains or losses realized on sales of portfolio securities, and less the estimated expenses of the Fund applicable to the dividend period.

Custody Fee Credits: The Command Tax-Free Fund has an arrangement with its custodian bank, whereby uninvested money earns credits which reduce the fees charged by the custodian.

Note 2. Agreements            Each Fund has a
manage
                              ment agreement with
Prudential Investments Fund
Management LLC (PIFM). Pursuant to this agreement,
PIFM has responsibility for
all investment
                                      -29-
advisory services and supervises the subadviser's performance of such services.
PIFM has entered into a subadvisory agreement with the Prudential Investment
Corporation (PIC); PIC furnishes investment advisory services in connection with the management of the Funds. PIFM pays for the cost of the subadvisor's services, the compensation of officers of the Funds, occupancy and certain clerical and bookkeeping costs of the Funds. The
Funds bear all other costs and
expenses.

   The management fee paid to PIFM is computed daily and payable monthly on the following basis:

           Average Daily             Command
Command     Command
             Net Assets               Money
Government   Tax-Free
------------------------------------ -------   ---
-------   -------
First $500 million..................    .500%
 .400%     .500%
Second $500 million.................    .425%
 .400%     .425%
Third $500 million..................    .375%
 .375%     .375%
Excess of $1.5 billion..............    .350%
 .375%     .375%

   Each Fund had a distribution agreement with Prudential Securities
Incorporated ('PSI'), which acted as the distributor of the shares of each Fund.
Each Fund compensated PSI for distributing and servicing each Fund's shares, pursuant to the plan of distribution at an annual rate of .125 of 1% of the average daily net assets of each Fund's shares.
The distribution fees are
accrued daily and payable monthly. Effective July
1, 1998, Prudential Investment
Management Services LLC ('PIMS') became the distributor of the Funds and is serving the Funds under the same terms and conditions as under the arrangement with PSI.

PIFM, PSI, PIC and PIMS are indirect, wholly owned subsidiaries of The
Prudential Insurance Company of America.

Note 3. Other                 Prudential Mutual
Fund Ser-
Transactions                  vices LLC (PMFS), a
wholly
with Affiliates               owned subsidiary of
PIFM,
                              serves as the Funds'
transfer agent. During the
year ended June 30, 1998 the Funds incurred fees for the services of PMFS of approximately:

Command Money..................................
$2,800,400
Command Government............................. $
93,700
Command Tax-Free............................... $
184,500

   As of June 30, 1998, the following amounts were due to PMFS from the Funds:

Command Money....................................
$278,322
Command Government...............................
$  8,408
Command Tax-Free.................................
$ 15,788

                         FEDERAL INCOME TAX
INFORMATION
                                   (UNAUDITED)
COMMAND TAX-FREE FUND:

   We are required by the Internal Revenue Code to advise you within 60 days of the Command Tax-Free Fund's fiscal year-end (June
30, 1998) as to the federal
tax status of dividends and distributions paid by the Fund during such fiscal year. Accordingly, we are advising you that for the year ended June 30, 1998, dividends paid from net investment income totaling
$.031 per share were all
federally tax-exempt interest dividends.

COMMAND GOVERNMENT FUND:

IMPORTANT NOTICE FOR CERTAIN SHAREHOLDERS

   We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state's taxing authorities. We are pleased to report that 26% of the dividends paid by the Command
Government Fund qualify for such
deduction.

   For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
Toll free (800) 222-4324

Trustees
Edward D. Beach
Stephen C. Eyre
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer, CFA
Richard A. Redeker
Robin B. Smith
Langdon R. Stevenson
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Robert C. Rosselot, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.